ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Location [Line Items]
Total net revenues	€ 3,766,615	€ 3,420,321	€ 3,416,890
Italy
Entity Location [Line Items]
Total net revenues	363,779	449,312	563,921
Rest of EMEA
Entity Location [Line Items]
Total net revenues	1,636,831	1,400,443	1,308,261
Americas
Entity Location [Line Items]
Total net revenues	1,010,204	922,639	920,858
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Total net revenues	350,330	274,268	282,550
Rest of APAC
Entity Location [Line Items]
Total net revenues	€ 405,471	€ 373,659	€ 341,300